Putnam Small Cap Value Fund
The fund's portfolio
11/30/23 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value
Aerospace and defense (0.9%)
V2X, Inc.(NON)	50,551	$2,143,362

		2,143,362
Automobile components (1.6%)
Dorman Products, Inc.(NON)	15,700	1,131,028
Motorcar Parts of America, Inc.(NON)	285,950	2,756,558

		3,887,586
Banks (15.4%)
Amalgamated Financial Corp.	56,900	1,194,900
Axos Financial, Inc.(NON)	65,350	2,500,945
Bancorp, Inc. (The)(NON)	111,500	4,349,615
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	73,350	2,033,996
Business First Bancshares, Inc.	73,900	1,494,997
Capital City Bank Group, Inc.	38,400	1,026,816
Coastal Financial Corp./WA(NON)(S)	53,609	2,094,504
ConnectOne Bancorp, Inc.	120,524	2,369,502
First Foundation, Inc.	697,997	4,104,222
Five Star Bancorp	94,425	2,157,611
Metropolitan Bank Holding Corp.(NON)(S)	65,414	2,549,184
Northrim BanCorp, Inc.	27,800	1,372,486
OFG Bancorp (Puerto Rico)	137,400	4,611,144
Origin Bancorp, Inc.	33,800	1,073,826
Peapack-Gladstone Financial Corp.	28,800	715,392
QCR Holdings, Inc.	35,591	1,768,161
Southern First Bancshares, Inc.(NON)	33,046	970,891
UMB Financial Corp.	29,700	2,128,302

		38,516,494
Beverages (0.9%)
MGP Ingredients, Inc.(S)	26,950	2,302,878

		2,302,878
Biotechnology (2.8%)
MiMedx Group, Inc.(NON)	363,488	2,824,302
Veracyte, Inc.(NON)	103,750	2,656,000
Xencor, Inc.(NON)	87,400	1,602,916

		7,083,218
Building products (3.2%)
Janus International Group, Inc.(NON)	277,941	2,932,278
Tecnoglass, Inc. (Colombia)	65,800	2,293,130
UFP Industries, Inc.	24,069	2,638,684

		7,864,092
Capital markets (1.0%)
Perella Weinberg Partners	210,050	2,461,786

		2,461,786
Chemicals (1.5%)
Olin Corp.	32,650	1,539,121
Tronox Holdings PLC Class A	179,147	2,284,124

		3,823,245
Commercial services and supplies (3.7%)
ACCO Brands Corp.	117,000	629,460
Deluxe Corp.	107,200	1,960,688
HNI Corp.	118,633	4,634,991
VSE Corp.(S)	32,721	1,977,330

		9,202,469
Communications equipment (3.4%)
Aviat Networks, Inc.(NON)	90,512	2,743,419
NETGEAR, Inc.(NON)	194,000	2,646,160
Ribbon Communications, Inc.(NON)	1,389,900	2,960,487

		8,350,066
Construction and engineering (2.2%)
APi Group Corp.(NON)	83,950	2,547,883
Granite Construction, Inc.(S)	64,576	2,967,267

		5,515,150
Containers and packaging (1.0%)
Graphic Packaging Holding Co.	113,250	2,567,378

		2,567,378
Diversified consumer services (3.8%)
H&R Block, Inc.	84,150	3,822,093
Perdoceo Education Corp.	143,000	2,491,060
Universal Technical Institute, Inc.(NON)	274,012	3,197,720

		9,510,873
Diversified REITs (1.4%)
Alpine Income Property Trust, Inc.(R)	209,234	3,416,791

		3,416,791
Electric utilities (2.3%)
ALLETE, Inc.	44,650	2,477,182
NRG Energy, Inc.	69,700	3,334,448

		5,811,630
Electronic equipment, instruments, and components (1.3%)
Celestica, Inc. (Canada)(NON)	123,887	3,339,994

		3,339,994
Energy equipment and services (4.3%)
Diamond Offshore Drilling, Inc.(NON)	221,900	2,855,853
Helix Energy Solutions Group, Inc.(NON)	227,150	2,117,038
Newpark Resources, Inc.(NON)	591,300	4,109,535
Oceaneering International, Inc.(NON)	82,615	1,706,826

		10,789,252
Entertainment (0.8%)
Lions Gate Entertainment Corp. Class A(NON)(S)	230,678	2,036,887

		2,036,887
Financial services (1.8%)
NewtekOne, Inc.(S)	150,500	2,036,265
Walker & Dunlop, Inc.	29,261	2,458,509

		4,494,774
Gas utilities (0.4%)
ONE Gas, Inc.	19,100	1,100,733

		1,100,733
Ground transportation (0.8%)
Marten Transport, Ltd.	110,750	2,087,638

		2,087,638
Health care equipment and supplies (1.6%)
Lantheus Holdings, Inc.(NON)	22,150	1,586,383
QuidelOrtho Corp.(NON)	35,450	2,436,479

		4,022,862
Health care providers and services (6.4%)
Aveanna Healthcare Holdings, Inc.(NON)	774,895	2,115,463
Brookdale Senior Living, Inc.(NON)	784,307	4,156,827
ModivCare, Inc.(NON)	60,900	2,299,584
Option Care Health, Inc.(NON)	71,250	2,119,688
Quipt Home Medical Corp.(NON)(S)	496,400	2,333,080
RadNet, Inc.(NON)	87,385	2,903,804

		15,928,446
Hotel and resort REITs (2.4%)
Apple Hospitality REIT, Inc.(R)	193,300	3,222,311
RLJ Lodging Trust(R)	256,350	2,740,382

		5,962,693
Hotels, restaurants, and leisure (3.0%)
Aramark	85,350	2,390,654
Chuy's Holdings, Inc.(NON)	68,800	2,421,760
Dave & Buster's Entertainment, Inc.(NON)(S)	66,700	2,737,368

		7,549,782
Household durables (2.8%)
Cavco Industries, Inc.(NON)	9,900	2,799,522
M/I Homes, Inc.(NON)	16,550	1,746,191
Meritage Homes Corp.	9,750	1,377,675
Taylor Morrison Home Corp.(NON)	22,250	1,003,475

		6,926,863
Insurance (3.6%)
Heritage Insurance Holdings, Inc.(NON)	211,889	1,862,504
Horace Mann Educators Corp.	65,931	2,206,051
Kemper Corp.	52,350	2,315,441
Skyward Specialty Insurance Group, Inc.(NON)	82,581	2,700,399

		9,084,395
IT Services (0.3%)
Edigo, Inc.(NON)	1,532,199	709,561

		709,561
Leisure products (0.8%)
Clarus Corp.	370,015	2,105,385

		2,105,385
Machinery (2.0%)
Chart Industries, Inc.(NON)(S)	18,557	2,412,967
Hillman Solutions Corp.(NON)	364,050	2,664,846

		5,077,813
Media (1.3%)
Gray Television, Inc.	415,950	3,215,294

		3,215,294
Metals and mining (1.8%)
Alamos Gold, Inc. Class A (Canada)	122,650	1,816,447
Haynes International, Inc.	54,140	2,657,191

		4,473,638
Mortgage real estate investment trusts (REITs) (3.9%)
AGNC Investment Corp.(R)	274,150	2,418,003
Ladder Capital Corp.(R)	189,353	2,122,647
MFA Financial, Inc.(R)	204,100	2,204,280
Rithm Capital Corp.(R)	288,450	2,994,111

		9,739,041
Multi-utilities (1.8%)
Algonquin Power & Utilities Corp. (Canada)(S)	361,200	2,221,380
Unitil Corp.	45,100	2,186,448

		4,407,828
Oil, gas, and consumable fuels (5.3%)
CNX Resources Corp.(NON)	148,000	3,087,280
Equitrans Midstream Corp.	248,650	2,332,337
Magnolia Oil & Gas Corp. Class A(S)	133,125	2,862,188
Permian Resources Corp.	179,437	2,357,802
SM Energy Co.	67,400	2,524,130

		13,163,737
Professional services (0.9%)
IBEX, Ltd.(NON)	122,119	2,165,170

		2,165,170
Semiconductors and semiconductor equipment (1.1%)
SMART Global Holdings, Inc.(NON)	160,150	2,668,099

		2,668,099
Specialty retail (0.6%)
Shoe Carnival, Inc.	63,200	1,535,128

		1,535,128
Textiles, apparel, and luxury goods (1.1%)
Steven Madden, Ltd.	26,300	997,296
Unifi, Inc.(NON)	285,484	1,855,646

		2,852,942
Tobacco (1.2%)
Turning Point Brands, Inc.	125,650	2,868,590

		2,868,590
Trading companies and distributors (3.1%)
Custom Truck One Source, Inc.(NON)	441,250	2,563,663
Hudson Technologies, Inc.(NON)	189,000	2,334,150
McGrath RentCorp	22,100	2,247,349
MRC Global, Inc.(NON)	49,394	510,727

		7,655,889

Total common stocks (cost $244,513,165)		$248,419,452

SHORT-TERM INVESTMENTS (7.5%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.58%(AFF)	17,571,380	$17,571,380
Putnam Short Term Investment Fund Class P 5.57%(AFF)	1,228,873	1,228,873

Total short-term investments (cost $18,800,253)		$18,800,253
TOTAL INVESTMENTS

Total investments (cost $263,313,418)		$267,219,705

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $249,677,410.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$23,894,405	$170,175,678	$176,498,703	$708,380	$17,571,380
	Putnam Short Term Investment Fund**	1,721,557	46,660,963	47,153,647	53,191	1,228,873

	Total Short-term investments	$25,615,962	$216,836,641	$223,652,350	$761,571	$18,800,253
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $17,571,380 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $17,207,077.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,252,181	$—	$—
Consumer discretionary	34,368,559	—	—
Consumer staples	5,171,468	—	—
Energy	23,952,989	—	—
Financials	64,296,490	—	—
Health care	27,034,526	—	—
Industrials	41,711,583	—	—
Information technology	15,067,720	—	—
Materials	10,864,261	—	—
Real estate	9,379,484	—	—
Utilities	11,320,191	—	—

Total common stocks	248,419,452	—	—
Short-term investments	—	18,800,253	—

Totals by level	$248,419,452	$18,800,253	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com